Convertible Debentures	12 Months Ended
Jul. 31, 2021
Debt instruments held [abstract]
Convertible Debt
18. Convertible Debentures

	Note	July 31,2021	July 31,2020
		$	$
Unsecured convertible debenture- March 2019	(a)	3,406	-
Unsecured convertible debenture- December 2019	(b)	33,089	28,969
Unsecured convertible notes	(c)	-	-
Total convertible debentures		36,495	28,969
Current		3,406	-
Non-Current		33,089	28,969

(a) Unsecured Convertible Debenture March 2019

Balance as at July 31, 2020	$-
Acquired on business combination	3,722
Interest payments	(372)
Interest expense	56
Balance as at July 31, 2021	$3,406

On June 1, 2021, the company completed its business acquisition of Zenabis (Note 15) which included the assumption of Zenabis' unsecured convertible debentures issued in March 2019. The debentures bear interest, payable in cash only, from the date of issue at 6.0% per annum, payable semi-annually on June 30 and December 31 of each year and are convertible at a price of $147.29 The convertible debenture is convertible, at the option of the holder, into common shares of the Company at any time prior to the close of business on the last business day immediately preceding the maturity date. During the two months ended July 31, 2021, the accretion expense recognized in interest expense was $56, and no unsecured convertible debentures were converted into common shares. Subsequent to year end, the debentures were repaid in full in cash of $3,461.

(b) Unsecured Convertible Debenture December 2019

Balance as at July 31, 2019	$-
Issued at amortized cost, net issuance costs	45,922
Conversion	(20,602)
Interest expense	6,854
Interest paid	(3,205)
Balance as at July 31, 2020	$28,969
Interest expense	7,331
Interest paid	(3,211)
Balance as at July 31,2021	$33,089

On December 5, 2019, the Company closed a $70,000 private placement of convertible debentures. The Company issued a total of $70,000 principal amount of 8.0% unsecured convertible debentures maturing on December 5, 2022 (the "Debentures"). The Debentures are convertible at the option of the holder at any time after December 7, 2020 and prior to maturity at a conversion price of $12.64 per share (the "Conversion Price"), subject to adjustment in certain events. The Company may force the conversion of all of the then outstanding Debentures at the Conversion Price at any time after December 7, 2020 and prior to maturity on 30 days' notice if the daily volume weighted average trading price of the common shares of the Company is greater than $30.00 for any 15 consecutive trading days.

The Company had the option to at any time on or before December 4, 2020, to repay all, but not less than all, of the principal amount of the Debentures, plus accrued and unpaid interest. Upon maturity, the holders of the Debentures have the right to require the Company to repay any principal amount of their Debentures through the issuance of common shares of the Company in satisfaction of such amounts at a price equal to the volume weighted average trading price of the common shares on the TSX for the five trading days immediately preceding the payment date.

Early Conversion Inducement (common shares presented in pre 4:1 share consolidation figures)

In May 2020, the Company provided notice to all holders of the Debentures of an option to voluntarily convert their Debentures into units of the Company (the "Conversion Units") at a discounted early conversion price of $0.80 (the "Early Conversion Price") calculated based on the 5-day volume weighted average HEXO Corp. share price (the "VWAP") preceding the announcement. The VWAP utilised data from both the TSX and NYSE. Each Conversion Unit provided the holder one common share and one half common share purchase warrant (with an exercise price of $1.00 and term of three years). The early conversion occurred in two phases, the first being on June 10, 2020 followed by the second and final phase June 30, 2020. During phases one and two, $23,595 principal amount and $6,265 principal amount of the Debentures were converted under the Early Conversion Price into 29,493,750 and 7,831,250 common shares and 14,746,875 and 3,915,625 common share purchase warrants of HEXO Corp., respectively. The reduction of the conversion price to induce early conversion resulted in a loss of $54,283 during the year ended July 31, 2020, which is presented in Non-operating income (expense) in the statement of net loss. The loss is calculated as the difference between the fair value of the consideration the holders received on conversion under the revised terms and the fair value of the consideration the holders would have received under the original terms of the agreement.

On July 31, 2021, there remains $40,140 in principal debentures (July 31, 2020 - $40,140) outstanding. The accrued and unpaid interest as at July 31, 2021 was $483 (July 31, 2020 - $202).

(c) Unsecured Convertible Notes

Balance as at July 31, 2020	$-
Acquired on business combination	7,790
Debt repayment	(7,790)
Balance as at July 31, 2021	$-

On June 1, 2021, the Company completed its business acquisition of Zenabis (Note 15) and acquired unsecured convertible notes. The unsecured convertible notes were originally issued by the acquiree in October 2018 and matured on June 30, 2021. The notes bore interest of 6% and a conversion rate of $147.86. The notes were repaid subsequent to the close of the acquisition.